Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation [Abstract]
Summary Of Restricted Stock Awards Activity

	Frontdoor Awards Distributed in Spin-Off
	Frontdoor Employees	ServiceMaster Employees	Total
Unvested restricted stock awards at Spin-off date	143,697	106,317	250,014
Vested	(7,200)	(17,188)	(24,388)
Forfeited	(4,136)	—	(4,136)
Unvested restricted stock awards at December 31, 2018	132,361	89,129	221,490

Summary Of Option Activity Under The MSIP

					Weighted Avg.
				Aggregate	Remaining
		Weighted Avg.		Intrinsic	Contractual
	Stock	Exercise		Value	Term
	Options	Price		(in millions)	(in years)
Outstanding at December 31, 2017	—	$—	$
Converted on October 1, 2018	391,728	$30.04		4	8.31
Granted to employees	—	$—
Exercised	—	$—
Forfeited	(18,341)	$29.61
Expired	—	$—
Outstanding at December 31, 2018	373,387	$30.06		$1	8.04
Exercisable at December 31, 2018	98,323	$19.96		$1	6.15

Summary Of RSU Activity Under The MSIP

		Weighted Avg.
		Grant Date
	RSUs	Fair Value
Outstanding at December 31, 2017	—	$—
Converted on October 1, 2018	143,697	$41.50
Granted to employees	29,178	$29.13
Vested	(7,200)	$41.50
Forfeited	(4,136)	$41.50
Outstanding at December 31, 2018	161,539	$39.27